UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-21317
                                                      ---------

                              PMFM Investment Trust
                              ---------------------
               (Exact name of registrant as specified in charter)


          1551 Jennings Mill Road, Suite 2400-A, Bogart, Georgia  30622
          -------------------------------------------------------------
           (Address of principal executive offices)          (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                         Date of fiscal year end: May 31
                                                  ------

                    Date of reporting period: August 31, 2005
                                              ---------------

ITEM 1.  SCHEDULE OF INVESTMENTS

PMFM Tactical Preservation Portfolio Trust

Schedule of Investments
(Unaudited)

As of August 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                      Market Value
                                        Shares         (Note 1)
------------------------------------------------------------------    --------------------------------------------------------------

INVESTMENT COMPANIES - 91.79%                                         Note  1 -  Investment  Valuation
                                                                      The Fund's  investments  in  securities  are carried at value.
     Merrimac Cash Series Fund        2,399,003      $  2,399,003     Securities  listed on an  exchange  or  quoted  on a  national
     Merrimac Cash Series                                             market  system are  valued at the last sales  price as of 4:00
        Nottingham Shares            15,981,025        15,981,025     p.m.   Eastern   Time.   Other   securities   traded   in  the
                                                     ------------     over-the-counter  market  and listed  securities  for which no sale was  reported  on that date are valued at the most recent
Total Investment Companies                                            bid price.  Securities  and  assets  for which  representative
        (Cost $18,380,028)                             18,380,028     market  quotations  are not readily  available  (e.g.,  if the
                                                     ------------     exchange on which the portfolio security is principally traded closes  early  or  if  trading  of  the  particular  portfolio
PRIVATE INVESTMENT COMPANY - 8.17%                                    security is halted during the day and does not resume prior to
 (B)Pamlico Enhanced Cash Trust                                       the Fund's net asset  value  calculation)  or which  cannot be
        (Cost $1,635,620)             1,635,620         1,635,620     accurately  valued using the Funds' normal pricing  procedures
                                                     ------------     are valued at fair  value as  determined  in good faith  under policies  approved by the  Trustees.  A  portfolio  security's
Total Investments (Cost $20,015,648) - 99.96%          20,015,648     "fair  value"  price may differ from the price next  available
Other Assets less Liabilities - 0.04%                       8,884     for that  portfolio  security  using the Fund's normal pricing
                                                     ------------     procedures.  Investment  companies  are  valued  at net  asset value.  Instruments  with  maturities  of 60 days or less  are
Net Assets - 100.00%                                 $ 20,024,532     valued at amortized cost, which approximates market value.
                                                     ============

                                                                      Note 2 - Restricted Securities
Aggregate  cost for financial  reporting  and federal  income tax     Restricted securities held by the Funds may not be sold unless
purposes is the same. Unrealized  appreciation/(depreciation)  of     registered  pursuant to an  effective  registration  statement
investments  for  financial  reporting  and  federal  income  tax     filed  uner  the  Securities  Act of  1933,  as  amended  (the
purposes is as follows:                                               "Securities Act") or offered pursuant to an exemption from, or in a transaction not subject to, the registration requirements
                                                                      of  the  Securities   Act.  The  risk  of  investing  in  such
Aggregate gross unrealized appreciation              $     -          securities is generally  greater than the risk of investing in
Aggregate gross unrealized depreciation              $     -          the  securities  of  publicly  traded  companies.  Lack  of  a
                                                     ------------     secondary  market  and resale  restrictions  may result in the inability  of the Fund to sell a security  at a fair price and
Net unrealized appreciation                          $     -          may  substantially  delay the sale of the security it seeks to
                                                     ============     sell. In addition,  restricted  securities may exhibit greater price  volatility than securities for which secondary  markets exist.
(B)  Restricted   security - A   restricted  security  cannot  be
resold to the general public without prior registration under the
Securities  Act  of  1933.   Restricted   securities  are  valued     Summary of Investments by Industry
according to the guidelines  and procedures  adopted by the Board                                       % of Net
of Trustees. The Fund currently holds 1,635,620 shares of Pamlico     Industry                            Assets           Value
Enhanced  Cash  Trust at a cost of  $1,635,620.  The sale of this     --------------------------------------------------------------
investment has been  restricted and has been valued in accordance
with the guidelines  adopted by the Board of Trustees.  The total     Investment Companies                91.79%         18,380,028
fair value of this  security  at August 31,  2005 is  $1,635,620,     Private Investment Company           8.17%          1,635,620
which represents  8.17% of net assets.  See Note 2 for additional     --------------------------------------------------------------
information about restricted security transactions.                   Total                               99.96%       $ 20,015,648



PMFM Managed Portfolio Trust

Schedule of Investments
(Unaudited)

As of August 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                      Market Value
                                        Shares         (Note 1)
------------------------------------------------------------------    --------------------------------------------------------------

EXCHANGE TRADED FUNDS - 60.73%                                        * Non-income producing investment.
                                                                      (B) Restricted  security - A  restricted  security  cannot  be
   iShares Russell 2000                                               resold to the general public without prior  registration under
     Index Fund                         353,400      $ 23,511,702     the Securities Act of 1933.  Restricted  securities are valued
   iShares Russell Midcap Growth                                      according  to the  guidelines  and  procedures  adopted by the
     Index Fund                          55,200         4,991,184     Board of Trustees.  The Fund currently holds 3,473,917  shares
   iShares Russell Midcap Value                                       of Pamlico  Enhanced Cash Trust at a cost of  $3,473,917.  The
     Index Fund                          58,200         7,157,436     sale of this  investment  has  been  restricted  and has  been
   Midcap SPDR Trust Series 1           180,800        23,578,128     valued in accordance with the guidelines  adopted by the Board
   SPDR Trust Series 1                   47,600         5,834,808     of Trustees.  The total fair value of this  security at August
                                                     ------------     31, 2005 is $3,473,917,  which represents 3.24% of net assets.
                                                                      See  Note  2  for  additional   information  about  restricted
Total Exchange Traded Funds (Cost $63,410,805)         65,073,258     security transactions.
                                                     ------------

INVESTMENT COMPANIES - 36.43%                                         Note  1 -  Investment  Valuation
                                                                      The Fund's  investments  in  securities  are carried at value.
   Merrimac Cash Series Fund          5,095,277         5,095,277     Securities  listed on an  exchange  or  quoted  on a  national
   Merrimac Cash Series                                               market  system are  valued at the last sales  price as of 4:00
     Nottingham Shares               33,942,328        33,942,328     p.m.   Eastern   Time.   Other   securities   traded   in  the
                                                     ------------     over-the-counter  market  and listed  securities  for which no
     (Cost $39,037,605)                                39,037,605     sale was  reported  on that date are valued at the most recent
                                                     ------------     bid price.  Securities  and  assets  for which  representative market  quotations  are not readily  available  (e.g.,  if the
PRIVATE INVESTMENT COMPANY - 3.24%                                    exchange on which the portfolio security is principally traded
(B)  Pamlico Enhanced Cash Trust                                      closes  early  or  if  trading  of  the  particular  portfolio
     (Cost $3,473,917)                3,473,917         3,473,917     security is halted during the day and does not resume prior to
                                                     ------------     the Fund's net asset  value  calculation)  or which  cannot be accurately  valued using the Funds' normal pricing  procedures are valued at fair  value as  determined  in good faith  under
Total Investments (Cost $105,922,327) - 100.40%       107,584,780     policies  approved by the  Trustees.  A  portfolio  security's
Liabilities in Excess of Other Assets - (0.40%)          (423,866)    "fair  value"  price may differ from the price next  available
                                                     ------------     for that  portfolio  security  using the Fund's normal pricing procedures.  Investment  companies  are  valued  at net  asset
Net Assets - 100.00%                                 $107,160,914     value.  Instruments  with  maturities  of 60 days or less  are
                                                     ============     valued at amortized cost, which approximates market value.

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/(depreciation) of investments for financial reporting and federal income tax purposes is as follows:


Aggregate gross unrealized appreciation              $  1,662,453
Aggregate gross unrealized depreciation              $      -
                                                     ------------

Net unrealized appreciation                          $  1,662,453
                                                     ============

                                                                                                                        (Continued)

PMFM Managed Portfolio Trust

Schedule of Investments
(Unaudited)

As of August 31, 2005
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------    --------------------------------------------------------------

Note 2 - Restricted Securities
Restricted securities held by the Funds may not be sold unless registered pursuant to an effective registration statement filed uner the Securities Act of 1933, as amended (the "Securities
Act") or offered pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act. The risk of investing in such securities is generally greater than the risk of investing in the securities of publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security it seeks to sell. In addition, restricted securities may exhibit greater price volatility than securities for which secondary markets exist.


Summary of Investments by Industry

                                      % of Net
Industry                                Assets          Value
-----------------------------------------------------------------

Exchange Traded Funds                   60.73%       $ 65,073,258
Investment Companies                    36.43%         39,037,605
Private Investment Company               3.24%          3,473,917
-----------------------------------------------------------------
Total                                  100.40%       $107,584,780




PMFM Tactical Opportunities Portfolio Trust

Schedule of Investments
(Unaudited)

As of August 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                      Market Value
                                        Shares         (Note 1)
------------------------------------------------------------------    --------------------------------------------------------------

EXCHANGE TRADED FUNDS - 78.24%                                                                                          Cumulative
                                                                      FUTURES - LONG (Continued)        Contracts      Appreciation
     iShares Russell 2000                                             --------------------------------------------------------------
        Index Fund                       73,570      $  4,894,612
     Nasdaq 100 Index Tracking                                        *  S&P MID 400 E-Mini Future,
        Stock                            66,945         2,610,186        expires September 2005,
*    Vanguard Mid-Cap                                                    principal amount $2,493,359,
        VIPERs                           42,250         2,644,428        value $2,492,000                   35         $     (1,359)
                                                     ------------                                                      ------------

                                                                      Total Cumulative Appreciation                    $      1,574
                                                                                                                       ------------
Total Exchange Traded Funds
     (Cost $9,770,354)                                 10,149,226     * Non-income producing investment.
                                                     ------------     (B) Restricted  security - A  restricted  security  cannot  be resold to the general public without prior  registration under
INVESTMENT COMPANIES - 6.99%                                          the Securities Act of 1933.  Restricted  securities are valued according  to the  guidelines  and  procedures  adopted by the
     Merrimac Cash Series Fund          118,349           118,349     Board of Trustees.  The Fund currently  holds 80,689 shares of
     Merrimac Cash Series                                             Pamlico Enhanced Cash Trust at a cost of $80,689.  The sale of
        Nottingham Shares               788,385           788,385     this  investment  has been  restricted  and has been valued in
                                                     ------------     accordance  with  the  guidelines  adopted  by  the  Board  of
                                                                      Trustees.  The total fair value of this security at August 31,
Total Investment Companies (Cost $906,734)                906,734     2005 is $80,689,  which  represents  0.62% of net assets.  See
                                                     ------------     Note 2 for additional  information  about restricted  security transactions.
PRIVATE INVESTMENT COMPANY - 0.62%
 (B) Pamlico Enchanced Cash Trust
       (Cost $80,689)                    80,689            80,689     Aggregate cost for financial  reporting and federal income tax
                                                     ------------     purposes is the same.  Unrealized  appreciation/(depreciation)
                                                                      of investments for financial  reporting and federal income tax purposes is as follows

Total Investments (Cost $10,757,777) - 85.85%          11,136,649     Aggregate gross unrealized appreciation          $    378,872
Other Assets Less Liabilities - 14.15%                  1,834,559     Aggregate gross unrealized depreciation                    -
                                                     ------------                                                      ------------

Net Assets - 100.00%                                 $ 12,971,208     Net unrealized appreciation                      $    378,872
                                                     ============                                                      ============

                                                      Cumulative      Note  1 -  Investment  Valuation
FUTURES - LONG                      Contracts        Appreciation     The Fund's  investments  in  securities  are carried at value.
-----------------------------------------------------------------     Securities  listed on an  exchange  or  quoted  on a  national market  system are  valued at the last sales  price as of 4:00
*    Nasdaq 100 E-Mini Future,                                        p.m.   Eastern   Time.   Other   securities   traded   in  the
     expires September 2005,                                          over-the-counter  market  and listed  securities  for which no
     principal amount $2,535,916,                                     sale was  reported  on that date are valued at the most recent
     value $2,532,800                  80            $     (3,116)    bid price.  Securities  and  assets  for which  representative market  quotations  are not readily  available  (e.g.,  if the
*    Russell Mini Future,                                             exchange on which the portfolio security is principally traded
     expires September 2005,                                          closes  early  or  if  trading  of  the  particular  portfolio
     principal amount $5,399,081,                                     security is halted during the day and does not resume prior to
     value $5,405,130                  81                   6,049     the Fund's net asset  value  calculation)  or which  cannot be accurately  valued using the Funds' normal pricing  procedures

                                                                                                                         (Continued)



PMFM Tactical Opportunities Portfolio Trust

Schedule of Investments
(Unaudited)

As of August 31, 2005
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------    --------------------------------------------------------------

Note 1 - Investment Valuation (Continued) are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.
Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.


Note 2 - Restricted Securities
Restricted securities held by the Fund may not be sold unless registered pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "Securities
Act") or offered pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act. The risk of investing in such securities is generally greater than the risk of investing in the securities of publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security it seeks to sell. In addition, restricted securities may exhibit greater price volatility than securities for which secondary markets exist.


Summary of Investments by Industry
                                   % of Net
Industry                             Assets              Value
-----------------------------------------------------------------

Exchange Traded Funds                78.24%         $ 10,149,226
Investment Company                    6.99%              906,734
Private Investment Company            0.62%               80,689
-----------------------------------------------------------------
Total                                85.85%         $ 11,136,649











PMFM Core Advantage Portfolio Trust
(Formerly known as MurphyMorris ETF Fund)

Schedule of Investments
(Unaudited)

As of May 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                      Market Value
                                        Shares         (Note 1)
------------------------------------------------------------------    --------------------------------------------------------------

EXCHANGE TRADED FUNDS - 54.30%                                        Aggregate cost for financial  reporting and federal income tax purposes is the same.  Unrealized  appreciation/(depreciation)
     iShares MSCI EAFE Index                                          of investments for financial  reporting and federal income tax
        Fund                              6,200      $    347,386     purposes is as follows:
     iShares Russell 2000 Index
        Fund                             11,800           785,054     Aggregate gross unrealized appreciation          $    170,832
     Midcap SPDR Trust Series 1           8,310         1,083,707     Aggregate gross unrealized depreciation          $       -
     SPDR Trust Series 1                  8,800         1,078,704                                                      ------------
                                                     ------------
                                                                      Net unrealized appreciation                      $    170,832
Total Exchange Traded Funds                                                                                            ============
     (Cost $3,124,019)                                  3,294,851
                                                     ------------     Note 1 - Investment Valuation
                                                                      The Fund's  investments  in  securities  are carried at value.
INVESTMENT COMPANIES - 42.48%                                         Securities  listed on an  exchange  or  quoted  on a  national market  system are  valued at the last sales  price as of 4:00
     Merrimac Cash Series Fund          336,367           336,367     p.m.   Eastern   Time.   Other   securities   traded   in  the
     Merrimac Cash Series                                             over-the-counter  market  and listed  securities  for which no
        Nottingham Shares             2,240,722         2,240,722     sale was  reported  on that date are valued at the most recent
                                                     ------------     bid price.  Securities  and  assets  for which  representative market  quotations  are not readily  available  (e.g.,  if the
Total Investment Companies                                            exchange on which the portfolio security is principally traded
     (Cost $2,577,089)                                  2,577,089     closes  early  or  if  trading  of  the  particular  portfolio
                                                     ------------     security is halted during the day and does not resume prior to the Fund's net asset  value  calculation)  or which  cannot be
PRIVATE INVESTMENT COMPANY - 3.78%                                    accurately  valued using the Funds' normal pricing  procedures
 (B) Pamlico Enhanced Cash Trust                                      are valued at fair  value as  determined  in good faith  under
      (Cost $229,333)                   229,333           229,333     policies  approved by the  Trustees.  A  portfolio  security's
                                                     ------------     "fair  value"  price may differ from the price next  available for that  portfolio  security  using the Fund's normal pricing
 Total Investments (Cost $5,930,441) - 100.56%        $  6,101,273    procedures.  Investment  companies  are  valued  at net  asset
 Liabilities in Excess of Other Assets - (0.56)%           (33,703)   value.  Instruments  with  maturities  of 60 days or less  are
                                                      ------------    valued at amortized cost, which approximates market value.

 Net Assets - 100.00%                                 $  6,067,570
                                                      ============    Note 2 - Restricted Securities
                                                                      Restricted  securities held by the Fund may not be sold unless
 (B)  Restricted   security - A   restricted  security  cannot  be    registered  pursuant to an  effective  registration  statement
 resold to the general public without prior registration under the    filed  under  the  Securities  Act of 1933,  as  amended  (the
 Securities  Act  of  1933.   Restricted   securities  are  valued    "Securities Act") or offered pursuant to an exemption from, or
 according to the guidelines  and procedures  adopted by the Board    in a transaction not subject to, the registration requirements
 of Trustees.  The Fund currently  holds 229,333 shares of Pamlico    of  the  Securities   Act.  The  risk  of  investing  in  such
 Enhanced  Cash  Trust  at a cost of  $229,333.  The  sale of this    securities is generally  greater than the risk of investing in
 investment has been  restricted and has been valued in accordance    the  securities  of  publicly  traded  companies.  Lack  of  a
 with the guidelines  adopted by the Board of Trustees.  The total    secondary  market  and resale  restrictions  may result in the
 fair value of this security at August 31, 2005 is $229,333, which    inability  of the Fund to sell a security  at a fair price and
 represents  3.78%  of  net  assets.  See  Note  2 for  additional    may  substantially  delay the sale of the security it seeks to
 information about restricted security transactions.                  sell. In addition,  restricted  securities may exhibit greater price  volatility than securities for which secondary  markets exist.

                                                                                                                        (Continued)


PMFM Core Advantage Portfolio Trust
(Formerly known as MurphyMorris ETF Fund)

Schedule of Investments
(Unaudited)

As of May 31, 2005
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------    --------------------------------------------------------------

Summary of Investments by Industry
                                % of Net
Industry                          Assets                  Value
-----------------------------------------------------------------

Exchange Traded Funds             54.30%             $  3,294,851
Investment Companies              42.48%                2,577,089
Private Investment Company         3.78%                  229,333
-----------------------------------------------------------------
Total                            100.56%             $  6,101,273


ITEM 2. CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


PMFM Investment Trust


By: (Signature and Title)           /s/ Timothy A. Chapman
                                    --------------------------------------------
                                    Timothy A. Chapman
                                    President and Principal Executive Officer

Date: October 17, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By: (Signature and Title)           /s/ Timothy A. Chapman
                                    --------------------------------------------
                                    Timothy A. Chapman
                                    President and Principal Executive Officer
                                    PMFM Investment Trust

Date: October 17, 2005




By: (Signature and Title)           /s/ Donald L. Beasley
                                    --------------------------------------------
                                    Donald L. Beasley
                                    Trustee, Chairman, Treasurer and
                                    Principal Financial Officer
                                    PMFM Investment Trust

Date: October 17, 2005